Prepaid Expenses - Detailed Information about Prepaid Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current prepayments [abstract]
Prepaid taxes	$ 13,095	$ 10,022
Prepaid commissions	4,822	3,908
Prepaid insurance	522	5,385
Prepaid to supplier	19,436	17,224
Total prepaid expenses	37,875	36,539
Current	31,148	30,473
Non-current	6,727	6,066
Prepaid expenses	$ 37,875	$ 36,539